Selected Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Results (Unaudited)
Selected Quarterly Results (Unaudited)

Note 27—Selected Quarterly Results (Unaudited)

        Following is a presentation of selected quarterly financial data:

	Quarter ended
	2013				2012
	Dec. 31	Sept. 30	June 30	Mar. 31	Dec. 31	Sept. 30	June 30	Mar. 31
	(in thousands, except per share data)
For the quarter ended:
Net gains on mortgage loans held for sale at fair value	$29,453	$25,949	$42,654	$39,957	$49,683	$39,760	$14,790	$13,937
Fulfillment fees from PennyMac Mortgage Investment Trust	11,087	18,327	22,054	28,244	31,809	17,258	7,715	6,124
Net servicing fees	30,500	21,399	22,069	16,042	14,759	6,112	7,658	11,576
Management fees and Carried Interest	13,963	13,352	13,291	13,143	12,560	9,469	6,966	5,982
Other income	5,417	8,167	6,509	4,982	708	3,633	4,318	269

	90,420	87,194	106,577	102,368	109,519	76,232	41,447	37,888
Expenses	48,733	52,277	56,348	47,075	54,099	38,369	30,969	22,657

Income before provision for income taxes	41,687	34,917	50,229	55,293	55,420	37,863	10,478	15,231
Provision for income taxes	4,430	3,493	2,038	—	—	—	—	—

Net income	37,257	31,424	48,191	$55,293	$55,420	$37,863	$10,478	$15,231

Less: Net income attributable to noncontrolling interest	30,847	26,227	45,398

Net income attributable to PennyMac Financial Services, Inc. common stockholders	$6,410	$5,197	$2,793

Earnings per share of Common Stock:
Basic	$0.33	$0.29	$0.22
Diluted	$0.32	$0.28	$0.22
At period end:
Mortgage loans held for sale at fair value	$531,004	$530,248	$656,341	$203,661	$448,384	$410,071	$248,974	$176,282
Mortgage servicing rights(1)	483,664	252,858	199,738	146,992	108,975	74,154	52,900	41,599
Carried Interest from Investment Funds	61,142	58,134	55,322	52,460	47,723	44,504	41,149	39,039
Servicing advances	154,328	105,344	94,791	96,587	93,152	76,554	73,706	68,961
Other assets	354,337	307,800	274,588	193,277	133,929	97,416	88,907	92,758

Total assets	$1,584,475	$1,254,384	$1,280,780	$692,977	$832,163	$702,699	$505,636	$418,639

Assets sold under agreements to repurchase	471,592	387,883	500,427	180,049	393,534	361,478	220,546	159,547
Note payable	52,154	56,775	47,209	63,437	53,013	34,035	18,116	17,584
Excess servicing spread financing at fair value to PennyMac Mortgage Investment Trust	138,723	2,857	—	—	—	—	—	—
Other liabilities	292,802	216,908	177,000	141,748	123,866	105,259	99,744	84,586

Total liabilities	955,271	664,423	724,636	385,234	570,413	500,772	338,406	261,717
Total equity	629,204	589,961	556,144	307,743	261,750	201,927	167,230	156,922

Total liabilities and equity	$1,584,475	$1,254,384	$1,280,780	$692,977	$832,163	$702,699	$505,636	$418,639